Supplement to the

Strategic Advisers® Growth Fund (FSGFX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on page 4.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

The following information replaces similar information found in the "Management Contract" section on page 50.

As of December 31, 2014, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund:

Strategic Advisers Growth Fund	Matthew W. Krummell	Russell 1000® Growth Index
	James C. Fallon*	Russell 1000® Growth Index
	Jonathan W. Sage*	Russell 1000® Growth Index
	John E. Stocks*	Russell 1000® Growth Index

* Information is as of September 15, 2015.

The following information supplements similar information found in the "Management Contract" section on page 51.

The following table provides information relating to other accounts managed by Mr. Fallon as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	18	15	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 5,889	$ 888	$ 5,786
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Growth Fund ($2,200 (in millions) assets managed).

As of October 31, 2015, the dollar range of shares of Strategic Advisers Growth Fund beneficially owned by Mr. Fallon was none.

SGFB-15-03  December 9, 2015
1.914779.107

The following table provides information relating to other accounts managed by Mr. Sage as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	26	17	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 22,672	$ 4,137	$ 10,484
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Growth Fund ($2,200 (in millions) assets managed).

As of October 31, 2015, the dollar range of shares of Strategic Advisers Growth Fund beneficially owned by Mr. Sage was none.

The following table provides information relating to other accounts managed by Mr. Stocks as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	18	15	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 5,889	$ 888	$ 4,120
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Growth Fund ($2,200 (in millions) assets managed).

As of October 31, 2015, the dollar range of shares of Strategic Advisers Growth Fund beneficially owned by Mr. Stocks was none.

Supplement to the

Strategic Advisers® Growth Multi-Manager Fund (FMELX)

A Class of Shares of Strategic Advisers Growth Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section beginning on page 3.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

The following information replaces similar information found in the "Management Contract" section on page 50.

As of December 31, 2014, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund:

Strategic Advisers Growth Multi-Manager Fund	Matthew W. Krummell	Russell 1000® Growth Index
	James C. Fallon*	Russell 1000® Growth Index
	Jonathan W. Sage*	Russell 1000® Growth Index
	John E. Stocks*	Russell 1000® Growth Index

* Information is as of September 15, 2015.

The following information supplements similar information found in the "Management Contract" section on page 51.

The following table provides information relating to other accounts managed by Mr. Fallon as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	18	15	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 5,889	$ 888	$ 5,786
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Growth Multi-Manager Fund ($14 (in millions) assets managed).

MMGB-15-03  December 9, 2015
1.935091.105

As of October 31, 2015, the dollar range of shares of Strategic Advisers Growth Multi-Manager Fund beneficially owned by Mr. Fallon was none.

The following table provides information relating to other accounts managed by Mr. Sage as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	26	17	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 22,672	$ 4,137	$ 10,484
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Growth Multi-Manager Fund ($14 (in millions) assets managed).

As of October 31, 2015, the dollar range of shares of Strategic Advisers Growth Multi-Manager Fund beneficially owned by Mr. Sage was none.

The following table provides information relating to other accounts managed by Mr. Stocks as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	18	15	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 5,889	$ 888	$ 4,120
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Growth Multi-Manager Fund ($14 (in millions) assets managed).

As of October 31, 2015, the dollar range of shares of Strategic Advisers Growth Multi-Manager Fund beneficially owned by Mr. Stocks was none.

Supplement to the

Strategic Advisers® Growth Multi-Manager Fund

Class F (FFSPX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section beginning on page 3.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

The following information replaces similar information found in the "Management Contract" section on page 50.

As of December 31, 2014, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund:

Strategic Advisers Growth Multi-Manager Fund	Matthew W. Krummell	Russell 1000® Growth Index
	James C. Fallon*	Russell 1000® Growth Index
	Jonathan W. Sage*	Russell 1000® Growth Index
	John E. Stocks*	Russell 1000® Growth Index

* Information is as of September 15, 2015.

The following information supplements similar information found in the "Management Contract" section on page 51.

The following table provides information relating to other accounts managed by Mr. Fallon as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	18	15	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 5,889	$ 888	$ 5,786
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Growth Multi-Manager Fund ($14 (in millions) assets managed).

MMG-FB-15-03  December 9, 2015
1.9867503.102

As of October 31, 2015, the dollar range of shares of Strategic Advisers Growth Multi-Manager Fund beneficially owned by Mr. Fallon was none.

The following table provides information relating to other accounts managed by Mr. Sage as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	26	17	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 22,672	$ 4,137	$ 10,484
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Growth Multi-Manager Fund ($14 (in millions) assets managed).

As of October 31, 2015, the dollar range of shares of Strategic Advisers Growth Multi-Manager Fund beneficially owned by Mr. Sage was none.

The following table provides information relating to other accounts managed by Mr. Stocks as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	18	15	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 5,889	$ 888	$ 4,120
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Growth Multi-Manager Fund ($14 (in millions) assets managed).

As of October 31, 2015, the dollar range of shares of Strategic Advisers Growth Multi-Manager Fund beneficially owned by Mr. Stocks was none.

Supplement to the

Strategic Advisers® Growth Multi-Manager Fund

Class L (FQACX) and Class N (FQAEX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on page 4.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

The following information replaces similar information found in the "Management Contract" section on page 50.

As of December 31, 2014, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund:

Strategic Advisers Growth Multi-Manager Fund	Matthew W. Krummell	Russell 1000® Growth Index
	James C. Fallon*	Russell 1000® Growth Index
	Jonathan W. Sage*	Russell 1000® Growth Index
	John E. Stocks*	Russell 1000® Growth Index

* Information is as of September 15, 2015.

The following information supplements similar information found in the "Management Contract" section on page 51.

The following table provides information relating to other accounts managed by Mr. Fallon as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	18	15	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 5,889	$ 888	$ 5,786
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Growth Multi-Manager Fund ($14 (in millions) assets managed).

MMG-L-MMG-NB-15-03  December 9, 2015
1.9867502.102

As of October 31, 2015, the dollar range of shares of Strategic Advisers Growth Multi-Manager Fund beneficially owned by Mr. Fallon was none.

The following table provides information relating to other accounts managed by Mr. Sage as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	26	17	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 22,672	$ 4,137	$ 10,484
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Growth Multi-Manager Fund ($14 (in millions) assets managed).

As of October 31, 2015, the dollar range of shares of Strategic Advisers Growth Multi-Manager Fund beneficially owned by Mr. Sage was none.

The following table provides information relating to other accounts managed by Mr. Stocks as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	18	15	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 5,889	$ 888	$ 4,120
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Growth Multi-Manager Fund ($14 (in millions) assets managed).

As of October 31, 2015, the dollar range of shares of Strategic Advisers Growth Multi-Manager Fund beneficially owned by Mr. Stocks was none.